RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Officer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%
Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,000
Level of incentive	15.00%
Minimum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,001
Minimum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	27,501
Minimum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,001
Minimum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,001
Minimum [Member] | Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,001
Maximum [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%	150.00%
Maximum [Member] | Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 27,500
Maximum [Member] | Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,000
Maximum [Member] | Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,000
Maximum [Member] | Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,000